Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
Basis of accounting
The condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States. The condensed consolidated financial statements do not include all of the disclosures required in the annual consolidated financial statements, and should be read in conjunction with our annual financial statements for the year ended December 31, 2014.

Use of estimates
The preparation of financial statements in accordance with the United States Generally Accepted Accounting Principles ("US GAAP") requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Accounting pronouncements to be adopted
In January 2015, the Financial Accounting Standards Board ("FASB") issued guidance to simplify the income statement presentation requirements by eliminating the concept of extraordinary items. We believe the adoption of this guidance will not have a material impact on our consolidated financial position, results of operations and cash flows.

In February 2015, the FASB issued amendments to ASC 810 requiring re-evaluation of all legal entities under the revised consolidation model. Specifically, the amendments:

•	modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities (VIEs) or voting interest entities;

•	eliminate the presumption that a general partner should consolidate a limited partnership;

•	affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and

•
provide a scope exception from consolidation guidance for reporting entities with interest in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

We are assessing what impact, if any, the adoption of this guidance will have on our consolidated financial position, results of operations and cash flows.

In April 2015, the FASB issued amendments to ASC 835 that would require that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying amount of debt liability, consistent with debt discounts or premiums. The recognition and measurement guidance for debt issuance costs would not be affected by the amendments. We are assessing what impact, if any, the adoption of this guidance will have on our consolidated financial position, results of operations and cash flows.

ASC 820, Fair Value Measurement, permits a reporting entity, as a practical expedient, to measure the fair value of certain investments using the net asset value per share of the investment. Currently, investments using the practical expedient are categorized within the fair value hierarchy according to the date when the investment is redeemable. In May 2015, the FASB issued amendments to ASC 820 which have the effect of a) removing the requirement to categorize these investments and b) limiting disclosures of these investments. We believe the adoption of this guidance will not have a material impact on our consolidated financial position, results of operations and cash flows.